Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transaction, Due from (to) Related Party [Abstract]
Schedule of related party transactions

The following amounts charged by Allseas are included in the consolidated statements of comprehensive income / (loss):

	2014	2015	2016
A – Charter hire commissions	$685,148	$-	$-
A – Management fees	$2,829,632	$2,375,054	$2,163,097
A – Superintendent fees (included in Vessels operating expenses – related party)	$972,852	$479,463	$310,211
A – Superintendent fees (included in Dry-docking expenses – related party)	$95,342	$122,171	$-
A – Superintendent fees (included in Loss on sale of vessels – related party)	$-	$-	$31,605
A – Superintendent fees (included in Gain from deconsolidation of subsidiaries – related party)	$-	$-	$5,590
B – Administrative fees (included in General and administrative expenses – related party)	$35,520	$30,985	$34,754
C – Executive services fees (included in General and administrative expenses – related party)	$2,939,560	$2,743,150	$2,200,000
D – Financial, accounting and financial reporting services fee (included in General and administrative expenses – related party)	$596,350	$545,162	$441,425